Sales and marketing (Details) - Schedule of sales and marketing - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of sales and marketing [Abstract]
Payroll and related expenses	$ 48,901	$ 39,991	$ 36,559
Sales commissions	10,312	8,246	6,624
Marketing and advertising	5,274	4,098	5,322
Travel and entertainment	2,279	1,276	4,939
Rent and maintenance	2,513	2,640	2,661
Depreciation and amortization	1,872	1,877	824
Vehicle costs	466	423	448
Professional consultants	1,349	808	1,889
Recruiting expenses	1,043	330	859
Other	2,380	1,616	1,485
Total	$ 76,389	$ 61,305	$ 61,610